Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	$ 64,435	$ (327,814)	$ (375,545)
Items increasing (decreasing) reported net profit:
Impairment loss	21,620	0	3,803
Net loss	64,435	(327,814)	(375,545)
Equity	3,063,627	3,047,213	3,389,236	$ 3,762,125
Items increasing (decreasing) reported Partners' equity:
Equity	3,063,627	3,047,213	3,389,236	$ 3,762,125
Effect of transition to IFRSs [member] | Impairment loss [Member]
Items increasing (decreasing) reported net profit:
Impairment loss	0	(889,499)	0
Equity	(2,469,188)	(2,469,188)
Items increasing (decreasing) reported Partners' equity:
Equity	(2,469,188)	(2,469,188)
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	294,454	101,855	125,943
Items increasing (decreasing) reported net profit:
Net loss	294,454	101,855	125,943
Equity	674,260	379,806
Items increasing (decreasing) reported Partners' equity:
Equity	674,260	379,806
Effect of transition to IFRSs [member] | Elimination of impairment loss recorded under US GAAP [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	0	933,200	0
Items increasing (decreasing) reported net profit:
Net loss	0	933,200	0
Equity	933,200	933,200
Items increasing (decreasing) reported Partners' equity:
Equity	933,200	933,200
Effect of transition to IFRSs [member] | Elimination of valuation allowance of deferred worker's profit participation [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	0	0	41,909
Items increasing (decreasing) reported net profit:
Net loss	0	0	41,909
Effect of transition to IFRSs [member] | Stripping activity asset [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(6,360)	22,156	18,868
Items increasing (decreasing) reported net profit:
Net loss	(6,360)	22,156	18,868
Equity	34,709	41,069
Items increasing (decreasing) reported Partners' equity:
Equity	34,709	41,069
Effect of transition to IFRSs [member] | Reclamation and mine closure [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(90,079)	22,278	12,049
Items increasing (decreasing) reported net profit:
Net loss	(90,079)	22,278	12,049
Equity	(135,004)	(44,925)
Items increasing (decreasing) reported Partners' equity:
Equity	(135,004)	(44,925)
Effect of transition to IFRSs [member] | Inventories [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	17,169	(36,076)	(20,903)
Items increasing (decreasing) reported net profit:
Net loss	17,169	(36,076)	(20,903)
Equity	(13,120)	(30,289)
Items increasing (decreasing) reported Partners' equity:
Equity	(13,120)	(30,289)
Effect of transition to IFRSs [member] | Deferred workers' profit participation [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	0	0	(2,790)
Items increasing (decreasing) reported net profit:
Net loss	0	0	(2,790)
Effect of transition to IFRSs [member] | Valuation allowance of deferred income tax [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	0	0	(321,622)
Items increasing (decreasing) reported net profit:
Net loss	0	0	(321,622)
Effect of transition to IFRSs [member] | Deferred income tax of reconciliation items [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	0	0	(43,441)
Items increasing (decreasing) reported net profit:
Net loss	0	0	(43,441)
Effect of transition to IFRSs [member] | Others [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(1,100)	(137)	(2,008)
Items increasing (decreasing) reported net profit:
Net loss	(1,100)	(137)	(2,008)
Equity	(3,333)	(4,639)
Items increasing (decreasing) reported Partners' equity:
Equity	(3,333)	(4,639)
Previous GAAP [member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(118,127)	(1,191,319)	(252,159)
Items increasing (decreasing) reported net profit:
Net loss	(118,127)	(1,191,319)	(252,159)
Equity	1,759,039	1,928,321
Items increasing (decreasing) reported Partners' equity:
Equity	1,759,039	1,928,321
Previous GAAP [member] | Reversal of depreciation of assets impaired [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(237,906)	0	0
Items increasing (decreasing) reported net profit:
Net loss	(237,906)	0	0
Equity	(237,906)	0
Items increasing (decreasing) reported Partners' equity:
Equity	(237,906)	0
Previous GAAP [member] | Asset retirement obligation [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(35,911)	(6,210)	(6,041)
Items increasing (decreasing) reported net profit:
Net loss	(35,911)	(6,210)	(6,041)
Equity	116,458	152,369
Items increasing (decreasing) reported Partners' equity:
Equity	116,458	152,369
Previous GAAP [member] | Recognition of account receivable to tax authority [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	2,405	0	0
Items increasing (decreasing) reported net profit:
Net loss	$ 2,405	$ 0	$ 0